UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6174

MFS INSTITUTIONAL TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

September 30, 2012

MFS® INSTITUTIONAL LARGE CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

9/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.8%
Aerospace – 8.0%
Honeywell International, Inc.	40,079	$2,394,721
Lockheed Martin Corp.	52,499	4,902,357
Northrop Grumman Corp.	22,975	1,526,229
United Technologies Corp.	34,948	2,736,079

		$11,559,386

Alcoholic Beverages – 1.8%
Diageo PLC, ADR	23,040	$2,597,299

Automotive – 1.6%
Delphi Automotive PLC (a)	22,990	$712,690
General Motors Co. (a)	11,140	253,435
Johnson Controls, Inc.	49,922	1,367,863

		$2,333,988

Broadcasting – 4.2%
Omnicom Group, Inc.	32,303	$1,665,543
Viacom, Inc., “B”	31,430	1,684,334
Walt Disney Co.	50,482	2,639,199

		$5,989,076

Brokerage & Asset Managers – 1.8%
BlackRock, Inc.	9,600	$1,711,680
Franklin Resources, Inc.	7,490	936,774

		$2,648,454

Business Services – 3.2%
Accenture PLC, “A”	46,727	$3,272,292
Dun & Bradstreet Corp.	8,645	688,315
Fiserv, Inc. (a)	9,500	703,285

		$4,663,892

Cable TV – 1.0%
Comcast Corp., “Special A”	39,710	$1,381,908

Chemicals – 3.0%
3M Co.	26,586	$2,457,078
PPG Industries, Inc.	16,741	1,922,536

		$4,379,614

Computer Software – 1.7%
Oracle Corp.	77,783	$2,449,387

Computer Software – Systems – 2.2%
Hewlett-Packard Co.	14,568	$248,530
International Business Machines Corp.	13,974	2,898,906

		$3,147,436

Construction – 1.2%
Stanley Black & Decker, Inc.	22,210	$1,693,513

Consumer Products – 0.5%
Procter & Gamble Co.	10,373	$719,471

Electrical Equipment – 2.5%
Danaher Corp.	29,984	$1,653,618
Tyco International Ltd.	34,100	1,918,466

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electrical Equipment – continued
Tyco International Ltd. (a)(w)	1,450	$39,730

		$3,611,814

Electronics – 0.8%
Intel Corp.	48,377	$1,097,190

Energy – Independent – 3.0%
Apache Corp.	11,004	$951,516
EOG Resources, Inc.	8,317	931,920
Occidental Petroleum Corp.	28,556	2,457,529

		$4,340,965

Energy – Integrated – 4.1%
Chevron Corp.	27,832	$3,244,098
Exxon Mobil Corp.	29,035	2,655,251

		$5,899,349

Engineering – Construction – 0.1%
Fluor Corp.	3,830	$215,552

Food & Beverages – 5.1%
Coca-Cola Enterprises, Inc.	7,140	$223,268
DANONE S.A., ADR	110,550	1,354,238
Dr Pepper Snapple Group, Inc.	4,940	219,978
General Mills, Inc.	53,544	2,133,728
J.M. Smucker Co.	4,630	399,708
Kellogg Co.	12,117	625,964
Nestle S.A., ADR	25,165	1,590,680
PepsiCo, Inc.	12,381	876,203

		$7,423,767

Food & Drug Stores – 1.4%
CVS Caremark Corp.	36,978	$1,790,475
Walgreen Co.	7,930	288,969

		$2,079,444

General Merchandise – 1.7%
Kohl’s Corp.	8,980	$459,956
Target Corp.	31,010	1,968,205

		$2,428,161

Insurance – 7.1%
ACE Ltd.	21,018	$1,588,961
Aon PLC	27,156	1,419,987
Chubb Corp.	14,510	1,106,823
MetLife, Inc.	73,021	2,516,304
Prudential Financial, Inc.	31,694	1,727,640
Travelers Cos., Inc.	26,898	1,836,057

		$10,195,772

Leisure & Toys – 0.9%
Hasbro, Inc.	32,737	$1,249,571

Machinery & Tools – 0.8%
Eaton Corp.	23,658	$1,118,077

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – 10.5%
Bank of New York Mellon Corp.	98,266	$2,222,777
Goldman Sachs Group, Inc.	28,597	3,250,907
JPMorgan Chase & Co.	113,303	4,586,505
PNC Financial Services Group, Inc.	17,133	1,081,092
State Street Corp.	27,284	1,144,837
Wells Fargo & Co.	82,661	2,854,284

		$15,140,402

Medical & Health Technology & Services – 0.6%
Quest Diagnostics, Inc.	12,580	$797,949

Medical Equipment – 3.5%
Becton, Dickinson & Co.	10,840	$851,590
Medtronic, Inc.	38,419	1,656,627
St. Jude Medical, Inc.	30,309	1,276,918
Thermo Fisher Scientific, Inc.	21,700	1,276,611

		$5,061,746

Network & Telecom – 0.2%
Cisco Systems, Inc.	18,744	$357,823

Oil Services – 0.2%
Transocean, Inc.	7,583	$340,401

Other Banks & Diversified Financials – 1.6%
MasterCard, Inc., “A”	1,627	$734,558
SunTrust Banks, Inc.	8,710	246,232
Western Union Co.	73,487	1,338,933

		$2,319,723

Pharmaceuticals – 9.1%
Abbott Laboratories	34,200	$2,344,752
Johnson & Johnson	54,024	3,722,794
Merck & Co., Inc.	32,062	1,445,996
Pfizer, Inc.	194,573	4,835,139
Roche Holding Ltd., ADR	16,470	773,925

		$13,122,606

Printing & Publishing – 0.9%
McGraw-Hill Cos., Inc.	10,110	$551,905
Moody’s Corp.	16,160	713,787

		$1,265,692

Railroad & Shipping – 0.5%
Canadian National Railway Co.	7,659	$675,754

Restaurants – 0.3%
McDonald’s Corp.	4,650	$426,638

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Chemicals – 0.9%
Air Products & Chemicals, Inc.	15,216	$1,258,363

Specialty Stores – 0.8%
Advance Auto Parts, Inc.	10,692	$731,760
Staples, Inc.	42,897	494,173

		$1,225,933

Telecommunications – Wireless – 1.9%
Vodafone Group PLC, ADR	93,860	$2,674,541

Telephone Services – 2.3%
AT&T, Inc.	88,753	$3,345,988

Tobacco – 5.3%
Altria Group, Inc.	23,941	$799,390
Lorillard, Inc.	12,080	1,406,716
Philip Morris International, Inc.	60,904	5,477,706

		$7,683,812

Trucking – 1.4%
United Parcel Service, Inc., “B”	27,220	$1,948,135

Utilities – Electric Power – 1.1%
PG&E Corp.	23,036	$982,946
PPL Corp.	9,456	274,697
Public Service Enterprise Group, Inc.	9,373	301,623

		$1,559,266

Total Common Stocks		$142,427,858

CONVERTIBLE PREFERRED STOCKS – 0.3%
Aerospace – 0.1%
United Technologies Corp., 7.5% (a)	3,040	$170,544

Utilities – Electric Power – 0.2%
PPL Corp., 9.5%	4,100	$219,555

Total Convertible Preferred Stocks		$390,099

MONEY MARKET FUNDS – 1.1%
MFS Institutional Money Market Portfolio, 0.15%, at Net Asset Value (v)	1,604,740	$1,604,740

Total Investments		$144,422,697

WHEN-ISSUED EQUITY SALE – (0.3)%
Business Services – (0.3)%
ADT Corp., at value	(13,090)	$(471,240)

OTHER ASSETS, LESS LIABILITIES – 0.1%		214,335

Net Assets – 100.0%		$144,165,792

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(w)	When-issued security. At September 30, 2012, the fund had sufficient cash and/or securities at least equal to the value of the when-issued security.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

9/30/12 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$142,817,957	$—	$—	$142,817,957
Mutual Funds	1,604,740	—	—	1,604,740
Total Investments	$144,422,697	$—	$—	$144,422,697
When-Issued Equity Sale	$(471,240)	$—	$—	$(471,240)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$120,004,212
Gross unrealized appreciation	27,773,737
Gross unrealized depreciation	(3,355,252)
Net unrealized appreciation (depreciation)	$24,418,485

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

3

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,875,233	4,608,854	(4,879,347)	1,604,740

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$727	$1,604,740

4

QUARTERLY REPORT

September 30, 2012

MFS® INSTITUTIONAL INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

9/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.9%
Alcoholic Beverages – 6.6%
Diageo PLC	2,730,786	$76,706,265
Heineken N.V.	1,717,469	102,384,285
Pernod Ricard S.A.	739,046	82,919,273

		$262,009,823

Apparel Manufacturers – 3.3%
Li & Fung Ltd.	35,470,000	$54,984,092
LVMH Moet Hennessy Louis Vuitton S.A.	499,964	75,170,012

		$130,154,104

Automotive – 4.6%
Delphi Automotive PLC (a)	994,480	$30,828,880
DENSO Corp.	2,333,800	73,297,588
Honda Motor Co. Ltd.	2,567,400	78,857,737

		$182,984,205

Broadcasting – 1.9%
WPP Group PLC	5,485,525	$74,540,286

Brokerage & Asset Managers – 1.1%
BM&F Bovespa S.A.	5,138,300	$31,049,044
Deutsche Boerse AG	242,415	13,415,410

		$44,464,454

Business Services – 5.9%
Amadeus Holdings AG	2,444,205	$56,944,982
Compass Group PLC	7,720,440	85,211,716
Hays PLC	13,140,355	16,359,884
Infosys Technology Ltd.	154,313	7,380,365
Randstad Holding N.V.	2,063,977	68,602,092

		$234,499,039

Chemicals – 0.2%
Givaudan S.A.	8,484	$8,051,005

Computer Software – 3.3%
Check Point Software Technologies Ltd. (a)	709,570	$34,172,891
Dassault Systemes S.A.	223,900	23,524,207
SAP AG	1,030,730	72,995,376

		$130,692,474

Computer Software – Systems – 2.3%
Canon, Inc.	1,637,100	$52,339,371
Hon Hai Precision Industry Co. Ltd.	12,209,140	37,812,334

		$90,151,705

Conglomerates – 1.0%
Smiths Group PLC	2,484,826	$41,609,594

Consumer Products – 3.8%
Beiersdorf AG	1,134,838	$83,270,276
Reckitt Benckiser Group PLC	1,189,900	68,499,711

		$151,769,987

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electrical Equipment – 2.9%
Legrand S.A.	1,181,937	$44,547,816
Schneider Electric S.A.	1,223,607	72,416,706

		$116,964,522

Electronics – 3.5%
Hoya Corp.	2,144,000	$47,116,350
Samsung Electronics Co. Ltd.	28,667	34,513,119
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,678,373	58,191,861

		$139,821,330

Energy – Independent – 2.1%
CNOOC Ltd.	7,333,000	$14,897,907
INPEX Corp.	11,896	70,468,149

		$85,366,056

Energy – Integrated – 2.8%
BG Group PLC	1,893,457	$38,219,429
Royal Dutch Shell PLC, “A”	2,162,601	74,802,240

		$113,021,669

Food & Beverages – 5.5%
Groupe Danone	1,314,590	$80,935,028
Nestle S.A.	2,188,858	138,010,930

		$218,945,958

Food & Drug Stores – 1.8%
Lawson, Inc.	935,700	$71,940,031

Insurance – 5.0%
AIA Group Ltd.	12,051,200	$44,738,244
ING Groep N.V. (a)	8,104,099	64,036,746
QBE Insurance Group Ltd.	4,352,974	58,272,031
Swiss Re Ltd.	513,433	33,000,558

		$200,047,579

Machinery & Tools – 1.4%
Fanuc Ltd.	345,100	$55,629,908

Major Banks – 7.8%
Banco Santander S.A. (a)	5,136,605	$38,251,603
Barclays PLC	7,765,658	26,942,157
HSBC Holdings PLC	14,448,027	133,754,753
Standard Chartered PLC	3,906,303	88,310,573
Westpac Banking Corp.	857,186	22,016,544

		$309,275,630

Medical Equipment – 0.8%
Sonova Holding AG	295,297	$29,843,679

Metals & Mining – 1.6%
Rio Tinto PLC	1,390,302	$64,769,971

Other Banks & Diversified Financials – 7.2%
DBS Group Holdings Ltd.	2,393,000	$27,950,119
Grupo Financiero Santander Mexico S.A.B. de C.V., ADR (a)	1,185,300	16,238,610

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Other Banks & Diversified Financials – continued
ICICI Bank Ltd.	3,697,413	$74,106,606
Itau Unibanco Holding S.A., ADR	2,048,910	31,307,345
Julius Baer Group Ltd.	1,655,568	57,738,044
Komercni Banka A.S.	151,408	30,209,077
UBS AG	4,074,301	49,602,070

		$287,151,871

Pharmaceuticals – 6.2%
Bayer AG	1,498,058	$128,653,058
Merck KGaA	461,618	56,947,412
Roche Holding AG	337,198	62,993,821

		$248,594,291

Railroad & Shipping – 2.8%
Canadian National Railway Co.	1,108,112	$97,768,722
Kuehne & Nagel International AG	106,750	12,054,067

		$109,822,789

Specialty Chemicals – 9.2%
Akzo Nobel N.V.	1,162,343	$65,706,493
L’Air Liquide S.A.	702,429	87,061,208
Linde AG	650,787	112,063,373
Shin-Etsu Chemical Co. Ltd.	1,778,300	100,035,072

		$364,866,146

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Stores – 1.1%
Hennes & Mauritz AB, “B”	1,204,143	$41,831,907

Telecommunications – Wireless – 1.4%
MTN Group Ltd.	661,987	$12,742,633
NTT DoCoMo, Inc.	17,418	28,256,263
TIM Participacoes S.A., ADR	810,470	15,577,233

		$56,576,129

Telephone Services – 1.4%
China Unicom (Hong Kong) Ltd.	23,311,000	$38,008,668
Singapore Telecommunications Ltd.	6,664,050	17,348,392

		$55,357,060

Utilities – Electric Power – 0.4%
Red Electrica de Espana	376,122	$17,832,666

Total Common Stocks		$3,938,585,868

MONEY MARKET FUNDS – 2.1%
MFS Institutional Money Market Portfolio, 0.15%, at Net Asset Value (v)	84,068,940	$84,068,940

Total Investments		$4,022,654,808

OTHER ASSETS, LESS LIABILITIES – (1.0)%		(38,248,786)

Net Assets – 100.0%		$3,984,406,022

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

9/30/12 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments.

The following is a summary of the levels used as of September 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$789,726,579	$—	$—	$789,726,579
Japan	507,472,320	70,468,149	—	577,940,469
Germany	467,344,905	—	—	467,344,905
France	466,574,250	—	—	466,574,250
Switzerland	391,294,174	—	—	391,294,174
Netherlands	300,729,616	—	—	300,729,616
Spain	113,029,251	—	—	113,029,251
Hong Kong	54,984,092	44,738,244	—	99,722,336
Canada	97,768,722	—	—	97,768,722
Other Countries	302,149,481	332,306,085	—	634,455,566
Mutual Funds	84,068,940	—	—	84,068,940
Total Investments	$3,575,142,330	$447,512,478	$—	$4,022,654,808

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $38,008,668 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $2,907,534,657 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,796,291,227
Gross unrealized appreciation	441,378,866
Gross unrealized depreciation	(215,015,285)
Net unrealized appreciation (depreciation)	$226,363,581

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	39,667,197	430,905,173	(386,503,430)	84,068,940

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$19,156	$84,068,940

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2012, are as follows:

United Kingdom	19.8%
Japan	14.5%
Germany	11.7%
France	11.7%
Switzerland	9.8%
Netherlands	7.5%
Spain	2.8%
Hong Kong	2.5%
Canada	2.5%
Other Countries	17.2%

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INSTITUTIONAL TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: November 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: November 15, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 15, 2012

*	Print name and title of each signing officer under his or her signature.